Cash and Cash Equivalents and Investment Securities - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Restricted cash	$ 109	$ 73
Amounts deposited on a blocked account	76
Current debt securities	67	97
Debt securities [member]
Disclosure of detailed information about borrowings [line items]
Current debt securities	$ 67	$ 97